UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019.[1]

Date of Report (Date of earliest event reported):  February 10, 2020

Commission File Number of securitizer:  025-00113

Central Index Key Number of securitizer:  0001541188

                                   Mathew Morgenstern, Corporate Counsel, (201) 307-4000
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

_____________________________________________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

_____________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]
BMW Financial Services NA, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the auto loan, auto lease and floorplan finance asset classes, including asset-backed securities registered by the following affiliated registrants:

(i)	auto loan — BMW FS Securities LLC (Central Index Key Number 0001136586); and

(ii)	auto lease — BMW Auto Leasing LLC (Central Index Key Number 0001126530).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 10, 2020

BMW FINANCIAL SERVICES NA, LLC
(Securitizer)

By:	/s/ Stefan Kramer
	Name:	Stefan Kramer
	Title:	Vice President - Finance & CFO